Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement as of December 31, 2020
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	Derivatives, current liability portion	$322,123	-	$322,123	-
FFA contract, current portion	Derivatives, current liability portion	$134,010	$134,010
Interest rate swap contract, long-term portion	Derivatives, long-term liability portion	$393,899	-	$393,899	-

		Fair Value Measurement as of June 30, 2021
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	Derivatives, current liability portion	$376,685	-	$376,685	-
FFA contract, current portion	Derivatives, current liability portion	$4,264,671	$4,264,671
Interest rate swap contract, long-term portion	Derivatives, long-term liability portion	$57,327	-	$57,327	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2020	Six Months Ended June 30, 2021
Interest rate swap contracts– Unrealized (loss) / gain	Loss on derivatives, net	(485,039)	282,009
Interest rate swap contracts - Realized loss		(26,137)	(147,164)
FFA contracts – Unrealized loss		(131,970)	(4,130,661)
FFA contracts – Realized loss		-	(1,318,589)
Total loss on derivatives		(643,146)	(5,314,405)